Interest Revenue and Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest income (expense) [text block] [Abstract]
Interest received basis for impaired portfolio	$ 3,811	$ 4,415